Accounts Receivable, Notes Receivable, Allowance for Doubtful Accounts and Bad Debt - Components of Total Notes Receivable, Net (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total accounts and notes receivable, net	$ 706.1	$ 744.6
Notes Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Notes receivable	232.2	282.1
Notes receivable allowance for doubtful accounts	(13.2)	(5.9)
Total accounts and notes receivable, net	219.0	276.2
Domestic | Notes Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Notes receivable	62.4	95.3
Notes receivable allowance for doubtful accounts	(2.6)	0.0
International | Notes Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Notes receivable	169.8	186.8
Notes receivable allowance for doubtful accounts	(10.6)	(5.9)
Equal to Greater than 90 Days Past Due | Notes Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Notes receivable, balances over 90 days past due	29.2	19.9
Notes receivable allowance for doubtful accounts, balances over 90 days past due	(12.0)	(3.5)
Notes receivable, net, balances over 90 days past due	17.2	16.4
Equal to Greater than 90 Days Past Due | Domestic | Notes Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Notes receivable, balances over 90 days past due	2.6	7.9
Notes receivable allowance for doubtful accounts, balances over 90 days past due	(2.5)	0.0
Equal to Greater than 90 Days Past Due | International | Notes Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Notes receivable, balances over 90 days past due	26.6	12.0
Notes receivable allowance for doubtful accounts, balances over 90 days past due	$ (9.5)	$ (3.5)